Equity Transactions (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024	May 31, 2023	May 31, 2024	Nov. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payment for repurchase of stock	$ 1,150	$ 5,000
Shares issued for cash, shares				37,900,000
Value issued	171,485		$ 977,828	$ 722,935	$ 545
Number of shares issued, value	50,020	$ 551,450
Cancelled shares value				$ 1,150
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancelled shares				11,500,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repurchase of stock		(50,000,000)		50,000,000
Payment for repurchase of stock		$ 50,000		$ 5,000
Shares issued for cash, shares	37,900,000		507,228,334		74,000,000
Value issued	$ 37,900		$ 507,229
Number of shares issued, value				$ 50,020
Number of shares to be issued				700,000